UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09145
Eaton Vance New York Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	November 30
Date of Reporting Period:	August 31, 2006

Item 1. Schedule of Investments

Eaton Vance New York Municipal Income Trust                                                                         as of August 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 151.9%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 1.3%
$1,150	Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$1,138,914
		$1,138,914
Education — 9.0%
1,000	Dutchess County Industrial Development Agency, (Marist College), 5.00%, 7/1/20	1,037,110
1,145	Hempstead Industrial Development Agency, (Adelphi University), 4.50%, 10/1/24	1,145,378
450	Hempstead Industrial Development Agency, (Adelphi University), 5.00%, 10/1/35	465,759
4,980	Hempstead Industrial Development Agency, (Hofstra University Civic Facilities), 5.00%, 7/1/33	5,120,336
		$7,768,583
Electric Utilities — 14.1%
1,975	Long Island Power Authority, Electric System Revenue, 5.00%, 12/1/35	2,059,234
4,100	New York Power Authority, 5.25%, 11/15/40	4,299,547
1,500	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	1,575,225
2,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	2,093,860
2,100	Suffolk County Industrial Development Agency, (Keyspan-Port Jefferson), (AMT), 5.25%, 6/1/27	2,182,614
		$12,210,480
Escrowed / Prerefunded — 7.1%
200	New York City Industrial Development Agency, (Ohel Children’s Home), Prerefunded to 3/15/22, 6.25%, 8/15/22	212,662
4,385	New York Dormitory Authority, (Court Facility), Prerefunded to 5/15/10, 6.00%, 5/15/39	4,796,357
1,000	Suffolk County Industrial Development Agency, (Jefferson’s Ferry Project), Prerefunded to 11/1/09, 7.20%, 11/1/19	1,114,880
		$6,123,899
General Obligations — 9.7%
435	New York, 4.25%, 3/15/36	419,731
6,000	New York City, 5.25%, 9/15/33	6,352,260
1,500	Puerto Rico Public Buildings Authority, Commonwealth Guaranteed, 5.25%, 7/1/29	1,573,995
		$8,345,986

Health Care - Miscellaneous — 6.1%
$1,250	New York City Industrial Development Agency, (A Very Special Place, Inc.), 5.75%, 1/1/29	$1,242,112
1,300	New York City Industrial Development Agency, (Ohel Children’s Home), 6.25%, 8/15/22	1,196,598
50	Suffolk County Industrial Development Agency, (Alliance of LI), 7.50%, 9/1/15	53,980
100	Suffolk County Industrial Development Agency, (Alliance of LI), 7.50%, 9/1/15	107,960
2,600	Westchester County Industrial Development Agency, (Children’s Village), 5.375%, 3/15/19	2,653,898
		$5,254,548
Hospital — 17.6%
220	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.35%, 11/15/17	231,266
485	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.40%, 11/15/29	507,174
1,250	Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	1,264,237
2,500	Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/25	2,542,175
400	Nassau County Industrial Development Agency, (North Shore Health System), 6.25%, 11/1/21	434,704
2,700	New York City, Health and Hospital Corp., (Health Systems), 5.25%, 2/15/17	2,789,370
300	New York City, Health and Hospital Corp., (Health Systems), 5.375%, 2/15/26	313,155
1,500	New York Dormitory Authority, (Lenox Hill Hospital), 5.50%, 7/1/30	1,548,525
2,000	New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	2,090,580
1,250	Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 5.75%, 12/1/19	1,273,187
2,105	Suffolk County Industrial Development Agency, Civic Facility, (Huntington Hospital), 6.00%, 11/1/22	2,265,611
		$15,259,984
Housing — 5.1%
3,000	New York City, Housing Development Corp., (Multi-Family Housing), 4.95%, 11/1/33	3,103,470
1,250	New York City, Housing Development Corp., (Multi-Family Housing), (AMT), 5.00%, 11/1/24	1,272,987
		$4,376,457

Industrial Development Revenue — 12.9%
$1,400	Liberty, Development Corp., (Goldman Sachs Group, Inc.), Variable Rate, 8.46%, 10/1/35 (1)(2)	$1,953,168
1,500	New York City Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/12	1,662,630
2,440	New York City Industrial Development Agency, (Liberty-IAC/Interactive Corp.), 5.00%, 9/1/35	2,477,112
1,000	Onondaga County Industrial Development Agency, (Anheuser-Busch), 4.875%, 7/1/41	1,015,290
2,500	Onondaga County Industrial Development Agency, (Anheuser-Busch), (AMT), 6.25%, 12/1/34	2,662,275
775	Onondaga County Industrial Development Agency, (Senior Air Cargo), (AMT), 6.125%, 1/1/32	820,524
550	Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	569,085
		$11,160,084
Insured-Education — 2.1%
900	New York Dormitory Authority, (New York University), (MBIA), Variable Rate, 14.155%, 7/1/27 (1)(2)	1,781,235
		$1,781,235
Insured-Electric Utilities — 1.0%
800	Puerto Rico Electric Power Authority, RITES, (MBIA), Variable Rate, 5.931%, 7/1/33 (1)(2)	851,112
		$851,112
Insured-Escrowed / Prerefunded — 2.9%
1,000	New York City Cultural Resource Trust, (Museum of History), (AMBAC), Prerefunded to 7/1/19, Variable Rate, 9.849%, 7/1/29 (1)(2)	$1,198,380
1,190	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 7.445%, 7/1/28 (1)(2)	1,288,151
		$2,486,531
Insured-General Obligations — 2.8%
575	Brookhaven, (MBIA), 2.00%, 5/1/26	388,976
1,750	Puerto Rico, (FSA), Variable Rate, 6.32%, 7/1/27 (1)(2)	2,063,933
		$2,452,909
Insured-Hospital — 6.7%
5,000	New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (MBIA), 5.50%, 7/1/23 (3)	5,795,000
		$5,795,000

Insured-Other Revenue — 4.7%
$4,000	New York City Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 4.75%, 1/1/42	$4,060,200
		$4,060,200
Insured-Special Tax Revenue — 12.3%
1,000	New York Convention Center Development Corp., (AMBAC), 4.75%, 11/15/45	1,014,920
1,610	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	1,676,429
2,975	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	1,111,639
4,500	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	1,258,020
11,625	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	2,813,134
12,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/43	2,192,280
1,800	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	609,174
		$10,675,596
Insured-Transportation — 11.3%
2,325	Monroe County, Airport Authority, (MBIA), (AMT), Variable Rate, 7.93%, 1/1/17 (1)(4)	2,965,933
2,735	Niagara, Frontier Airport Authority, (Buffalo Niagara International Airport), (MBIA), (AMT), 5.625%, 4/1/29	2,878,177
1,750	Niagara, Frontier Airport Authority, (Buffalo Niagara International Airport), (MBIA), (AMT), Variable Rate, 7.44%, 4/1/29 (1)(4)	1,933,225
1,950	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	$2,036,210
		$9,813,545
Insured-Water Revenue — 1.2%
1,000	Nassau County Industrial Development Agency, (Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	1,037,810
		$1,037,810
Other Revenue — 3.3%
1,285	Albany Industrial Development Agency Civic Facility, (Charitable Leadership), 5.75%, 7/1/26	1,333,702
1,250	Puerto Rico Infrastructure Financing Authority, Variable Rate, 6.957%, 10/1/32 (1)(2)	1,523,413
		$2,857,115

Senior Living / Life Care — 2.0%
$1,450	Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$1,487,091
250	Suffolk County Industrial Development Agency, (Jefferson’s Ferry Project), 5.00%, 11/1/28	256,500
		$1,743,591
Transportation — 13.0%
6,000	Metropolitan Transportation Authority of New York, 5.25%, 11/15/32	6,340,080
1,000	Port Authority of New York and New Jersey, (AMT), 4.75%, 12/1/34	1,013,390
1,300	Port Authority of New York and New Jersey, (AMT), Variable Rate, 5.231%, 6/15/33 (1)(4)	1,324,960
1,800	Port Authority of New York and New Jersey, Variable Rate, 8.523%, 3/1/28 (1)(2)	2,596,770
		$11,275,200
Water and Sewer — 5.7%
2,625	New York City Municipal Water Finance Authority, 4.75%, 6/15/38	2,671,121
2,250	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 4.50%, 6/15/36	2,252,520
		$4,923,641
Total Tax-Exempt Investments — 151.9% (identified cost $123,011,805)		$131,392,420
Other Assets, Less Liabilities — (0.5)%		$(417,247)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (51.4)%		$(44,500,000)
Net Assets Applicable to Common Shares — 100.0%		$86,475,173

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2006, 26.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 12.6% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, the aggregate value of the securities is $19,480,280 or 22.5% of the Trust’s net assets applicable to common shares.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2006.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(4)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2006.

A summary of financial instruments at August 31, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
12/06	227 U.S. Treasury Bond	Short	$(24,967,261)	$(25,211,187)	$(243,926)

At August 31, 2006, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2006 as computed on a federal income tax basis, were as follows:

Aggregate cost	$122,987,039
Gross unrealized appreciation	$8,537,104
Gross unrealized depreciation	(131,723)
Net unrealized appreciation	$8,405,381

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	October 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	October 23, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	October 23, 2006